SEGMENT REPORTING (Details) - USD ($)	3 Months Ended		9 Months Ended		12 Months Ended
	Jun. 30, 2022	Jun. 30, 2021	Jun. 30, 2022	Jun. 30, 2021	Sep. 30, 2021	Sep. 30, 2020
Revenue	$ 0	$ 0	$ 4,360,000	$ 0	$ 0	$ 122,000
Segment Operating Profit (Loss)	(3,025,000)	(1,863,000)	(6,738,000)	(8,028,000)
Gross margin					0	70,000
Segment assets	9,627,000	14,026,000	9,627,000	14,026,000	12,889,000	4,682,000
Development of the Bio-RFID and ChromaID Technologies
Revenue	0	0	0	0	0	0
Segment Operating Profit (Loss)	(2,838,000)	(1,719,000)	(7,616,000)	(7,088,000)	(9,373,000)	(5,481,000)
Gross margin					0	0
Segment assets	7,522,000	13,993,000	7,522,000	13,993,000	12,867,000	4,360,000
Particle, Inc. Technology
Revenue	0	0	0	0	0	0
Segment Operating Profit (Loss)	(23,000)	(144,000)	(45,000)	(940,000)	(1,073,000)	(1,280,000)
Gross margin					0	0
Segment assets	0	$ 33,000	0	$ 33,000	22,000	322,000
TransTech Distribution Business
Revenue					0	122,000
Segment Operating Profit (Loss)					0	(65,000)
Gross margin					0	70,000
Segment assets					$ 0	$ 0
Digital asset sales [Member]
Revenue	0		4,360,000
Segment Operating Profit (Loss)	(164,000)		1,088,000
Segment assets	$ 2,105,000		$ 2,105,000